Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2024
Separate Accounts Disclosure 1 [Abstract]
Summary of segregated fund types by percentage of investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2024 and December 31, 2023:

Type of fund	%
Money market	1 to 5
Fixed income	5 to 10
Balanced	40 to 45
Equity	45 to 50
The carrying value of investments for account of segregated fund holders for contracts classified as insurance contracts, which are the underlying items for the insurance contracts, are as follows:

As at December 31,	2024	2023
Segregated and mutual fund units	$15,084	$14,240
Equity securities	3,113	2,908
Debt securities	1,607	1,427
Cash, cash equivalents and short-term securities	394	483
Mortgages	7	16
Other assets	52	45
Total assets	20,257	19,119
Less: Liabilities arising from investing activities	160	78
Total investments for account of segregated fund holders	$20,097	$19,041

Summary of carrying value of investments and insurance contracts held for segregated fund holders
The carrying value of investments for account of segregated fund holders for contracts classified as investment contracts are as follows:

As at December 31,	2024	2023
Segregated and mutual fund units	$126,867	$107,239
Equity securities	1,049	1,280
Debt securities	773	862
Cash, cash equivalents and short-term securities	3	4
Other	(3)	26
Total investments for account of segregated fund holders	$128,689	$109,411

Summary of changes in insurance contracts and investment contracts for account of segregated fund holders

For the years ended and as at December 31,	2024	2023
Balance, beginning of year	$109,411	$102,153
Additions to segregated funds:
Deposits	12,922	11,510
Net realized and unrealized gains (losses)	11,412	3,995
Other investment income	7,487	7,854
Total additions	31,821	23,359
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	11,718	10,793
Management fees	784	687
Taxes and other expenses	49	49
Foreign exchange rate movements	(8)	(76)
Total deductions	12,543	11,453
Net additions (deductions)	19,278	11,906
Dispositions (Note 3)	—	(4,648)
Balance, end of year	$128,689	$109,411
The following reconciliations illustrate the insurance contract liabilities for account of segregated fund holders by measurement component. For insurance contract liabilities for account of segregated fund holders, the entire amount is included in the present value of estimates of future cash flows. Reconciliations for the net liabilities of segregated fund insurance contracts that are not backed by investments for account of segregated fund holders are included as part of the insurance contract liabilities in Note 10.B.i.

For the years ended and as at December 31,	2024	2023
Balance, beginning of year	$19,041	$23,139
Insurance finance (income) expenses	2,316	1,793
Foreign currency translation	388	(201)
Cash flows:
Premiums received	2,016	1,969
Amounts paid to policyholders and other insurance service expenses paid	(2,814)	(2,583)
Management fees, taxes and other expenses	(850)	(822)
Total cash flows	(1,648)	(1,436)
Dispositions (Note 3)	—	(4,254)
Balance, end of year	$20,097	$19,041
The following tables show the changes in the liabilities for insurance contracts for account of segregated fund holders by LRC and LIC. Reconciliations for the remainder of liabilities for segregated funds that are classified as insurance contracts are in Note 10.B.i.

For the years ended and as at December 31,	2024	2023
Net liabilities for remaining coverage:
Balances, beginning of year	$19,041	$23,139
Insurance finance (income) expenses	2,316	1,793
Foreign currency translation	388	(201)
Total changes	2,704	1,592
Cash flows:
Premiums received	2,016	1,969
Management fees, taxes and other expenses	(850)	(822)
Total cash flows	1,166	1,147
Expected investment component excluded from insurance revenue	(2,814)	(2,583)
Dispositions (Note 3)	—	(4,254)
Balances, liability for remaining coverage, end of year	$20,097	$19,041
Liability for incurred claims:
Balances, beginning of year	$—	$—
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(2,814)	(2,583)
Total cash flows	(2,814)	(2,583)
Actual investment component excluded from insurance service expense	2,814	2,583
Balances, liability for incurred claims, end of year	$—	$—
Total net insurance contract liability:
Balances, beginning of year	$19,041	$23,139
Insurance finance (income) expenses	2,316	1,793
Foreign currency translation	388	(201)
Total changes	2,704	1,592
Cash flows:
Premiums received	2,016	1,969
Amounts paid to policyholders and other insurance service expenses paid	(2,814)	(2,583)
Management fees, taxes and other expenses	(850)	(822)
Total cash flows	(1,648)	(1,436)
Dispositions (Note 3)	—	(4,254)
Balances, total net insurance contract liability, end of year	$20,097	$19,041